ACCOUNTS RECEIVABLE, NET	6 Months Ended
Sep. 30, 2024
ACCOUNTS RECEIVABLE, NET
ACCOUNTS RECEIVABLE, NET

NOTE 3 — ACCOUNTS RECEIVABLE, NET

Accounts receivable from third-party customers, net, consist of the following:

	September 30,	March 31,
	2024	2024
	(Unaudited)
Accounts receivable, third-party customers	$10,515,108	$9,546,483
Less: allowance for doubtful account	(657,014)	(382,731)
Accounts receivable from third-party customers, net	$9,858,094	$9,163,752

Approximately 97.9% of the March 31, 2024 gross accounts receivable balance has been collected. Approximately $6.6 million or 63.2% of the September 30, 2024 gross accounts receivable balance has been subsequently collected and the remaining balance is expected to be collected by March 2025.

The following table summarizes the Company’s outstanding gross accounts receivable and subsequent collection by aging bucket:

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	September 30, 2024	collection	collection
Less than 6 months	$9,753,637	$6,490,856	66.5%
From 7 to 9 months	116,735	116,735	100.0%
From 10 to 12 months	66,048	33,675	51.0%
Over 1 year	578,688		0.0%
Total gross accounts receivable	$10,515,108	$6,641,266	63.2%

	Balance as of	Subsequent	% of subsequent
Accounts receivable by aging bucket	March 31, 2024	collection	collection
Less than 6 months	$8,834,530	$8,834,530	100.0%
From 7 to 9 months	212,590	212,590	100.0%
From 10 to 12 months	298,518	298,518	100.0%
Over 1 year	200,845	—	0.0%
Total gross accounts receivable	$9,546,483	$9,345,638	97.9%

Allowance for doubtful accounts movement is as follows:

	September 30,	March 31,
	2024	2024
	(Unaudited)
Beginning balance	$382,731	$529,003
Additions	286,081	—
Bad debt recovery	—	(137,831)
Foreign currency translation adjustments	(11,798)	(8,441)
Ending balance	$657,014	$382,731